Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Ordinary Shares Subject to Redemption	At March 31, 2023, and December 31, 2022, the ordinary shares subject to redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Ordinary shares subject to possible redemption, January 1, 2022	$116,157,607
Less:
Redemption of Ordinary shares	(98,596,479)
Plus:
Remeasurement of carrying value to redemption value	3,539,254
Ordinary shares subject to possible redemption, December 31, 2022	$21,100,382
Plus:
Remeasurement of carrying value to redemption value	476,660
Ordinary shares subject to possible redemption, March 31, 2023	$21,577,042
At December 31, 2022 and 2021, the ordinary shares subject to redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$115,000,000
Less:
Ordinary shares issuance costs	(6,574,881)
Plus:
Remeasurement of carrying value to redemption value	7,732,488
Ordinary shares subject to possible redemption, December 31, 2021	116,157,607
Less:
Redemption of Ordinary shares	(98,596,479)
Plus:
Remeasurement of carrying value to redemption value	3,539,254
Ordinary shares subject to possible redemption, December 31, 2022	$21,100,382

Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):
	Three Months Ended March 31,
	2023	2022
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(308,711)	$(193,922)
Denominator:
Basic and diluted weighted average shares outstanding	5,324,080	14,840,000
Basic and diluted net loss per ordinary share	$(0.06)	$(0.01)
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):
	For the Year Ended December 31,
	2022	2021
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss	$(1,208,280)	$(710,157)
Denominator:
Basic and diluted weighted average shares outstanding	8,901,159	11,581,616
Basic and diluted net loss per ordinary share	$(0.14)	$(0.06)